UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2010

	Shares	Fair Value
Master Limited Partnerships and Related Companies - United States - 131.6% (1)
Coal - 14.9% (1)
Alliance Holdings GP, L.P.	100,000	$3,809,000
Natural Resource Partners, L.P.	275,000	7,040,000
Oxford Resource Partners, L.P.	300,000	5,724,000
Penn Virginia GP Holdings, L.P.	300,000	5,874,000
Penn Virginia Resource Partners, L.P.	200,000	4,482,000
		26,929,000
Crude/Natural Gas Production - 13.8% (1)
Breitburn Energy Partners, L.P.	50,000	852,500
ECA Marcellus Trust I	100,000	1,997,000
Encore Energy Partners, L.P.	150,000	2,791,500
EV Energy Partners, L.P.	175,000	5,883,500
Legacy Reserves, L.P.	174,900	4,006,959
Linn Energy, LLC	200,000	5,704,000
Vanguard Natural Resources, LLC	150,000	3,630,000
		24,865,459
Crude/Refined Products Pipelines and Storage - 37.2% (1)
Buckeye Partners, L.P.	75,000	4,579,500
Enbridge Energy Partners, L.P.	350,000	18,812,500
Genesis Energy, L.P.	600,000	12,690,000
Magellan Midstream Partners, L.P.	250,000	12,115,000
Plains All American Pipeline, L.P.	150,000	9,006,000
Sunoco Logistics Partners, L.P.	75,000	5,553,750
TransMontaigne Partners, L.P.	125,000	4,355,000
		67,111,750
Natural Gas/Natural Gas Liquid Pipelines and Storage - 34.0% (1)
Boardwalk Pipeline Partners, LP	200,000	6,112,000

El Paso Pipeline Partners, L.P.	100,000	3,131,000
Energy Transfer Partners, L.P.	125,000	5,711,250
Enterprise GP Holdings, L.P.	115,000	5,561,400
Enterprise Products Partners, L.P.	400,000	14,788,000
Niska Gas Storage Partners LLC	100,000	1,888,000
ONEOK Partners, L.P.	150,000	10,320,000
TC Pipelines, L.P.	150,000	6,517,500
Williams Partners, L.P.	175,000	7,369,250
		61,398,400
Natural Gas Gathering/Processing - 17.3% (1)
Chesapeake Midstream Partners, L.P.	75,000	1,766,250
MarkWest Energy Partners, L.P.	425,000	14,161,000
Regency Energy Partners, L.P.	300,000	7,134,000
Targa Resources Partners, L.P.	325,000	8,219,250
		31,280,500
Propane - 9.2% (1)
Inergy, L.P.	300,000	11,172,000
Inergy Holdings, L.P.	200,000	5,476,000
		16,648,000
Shipping - 5.2% (1)
Navios Maritime Partners, L.P.	300,000	5,193,000
Teekay Offshore Partners, L.P.	200,000	4,250,000
		9,443,000

Total Master Limited Partnerships and Related Companies (Cost $198,069,690)		237,676,109
	Principal
	Amount
Senior Notes - United States - 6.8% (1)
Natural Gas/Natural Gas Liquids Pipelines and Storage - 0.2% (1)
El Paso Corp., 7.420%, due 02/15/2037	375,000	344,127

Natural Gas Gathering/Processing - 6.6% (1)
Atlas Pipeline Partners, L.P., 8.750% due 06/15/2018	3,500,000	3,473,750
Copano Energy, LLC, 8.125%, due 03/01/2016	2,000,000	2,030,000
MarkWest Energy Partners, L.P., 6.875%, due 11/01/2014	2,000,000	2,030,000
MarkWest Energy Partners, L.P., 8.750%, due 04/15/2018	1,000,000	1,075,000
Regency Energy Partners, L.P., 9.375%, due 06/01/2016 (2)	2,000,000	2,180,000

Targa Resources Partners, L.P., 8.250%, due 07/01/2016	200,000	209,000
Targa Resources Partners, L.P., 11.250%, due 07/15/2017 (2)	600,000	693,000
Targa Resources Partners, L.P., 7.875%, due 10/15/2018	250,000	258,125
		11,948,875

Total Senior Notes (Cost $11,032,581)		12,293,002

Options - United States - 0.4% (1)	Contracts
SPDR Trust Series 1
Expiration: October 2010, Exercise Price: $104.00 (Cost $761,456)	3,000	763,500

Short-Term Investments - United States - Investment Companies - 3.0% (1)	Shares
AIM Short-Term Treasury Portfolio Fund - Institutional Class	1,065,545	1,065,545
Fidelity Government Portfolio Fund - Institutional Class	1,065,545	1,065,545
First American Treasury Obligations Fund - Class A	1,065,545	1,065,545
First American Treasury Obligations Fund - Class Y	1,065,544	1,065,544
First American Treasury Obligations Fund - Class Z	1,065,544	1,065,544
Total Short-Term Investments (Cost $5,327,723)		5,327,723

Total Investments - 141.8% (1) (Cost $215,191,450)		256,060,334
Liabilities in Excess of Other Assets - (41.8)% (1)		(75,473,045)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$180,587,289

SECURITIES SOLD SHORT (Unaudited)
Exchange Traded Note - United States - (5.3)%(1)	Shares
J.P. Morgan Alerian MLP Index	300,000	$9,552,000
Total Securities Sold Short - (5.3)%(1) (Proceeds $9,549,648)		$9,552,000

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities represent a total fair value of $2,873,000 which represents 1.6% of net assets.

Restricted Securities

Certain of the Fund’s investments are 144A securities and are valued as determined in accordance with procedures established by the Board of Trustees.  The table below shows the principal amount, acquisition date, acquisition cost, fair value and percent of net assets which the restricted securities comprise at August 31, 2010.

Investment Security		Principal Amount	Acquisition Date	Acquisition Cost Basis	Market Value	Market Value as Percent of Net Assets	Market Value as Percent of Total Assets
Regency Energy Partners, L.P., 9.375%, due 06/01/2016	Senior Notes	$ 2,000,000	5/15/2009	$ 1,893,888	$ 2,180,000	1.2%	0.8%

Targa Resources Partners, L.P., 11.250%, due 07/15/2017	Senior Notes	$ 600,000	6/30/2009	$ 570,410	$ 693,000	0.4%	0.2%
Totals				$ 2,464,298	$ 2,873,000	1.6%	1.0%

Tax Basis

At August 31, 2010, the cost basis of investments for federal income tax purposes was $213,855,900 and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,091,894
Gross unrealized depreciation	(4,887,460)
Net unrealized appreciation	$42,204,434

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2010	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 237,676,109	$ 237,676,109	$ -	$ -
Total Equity Securities	237,676,109	237,676,109	-	-
Notes
Senior Notes (a)	12,293,002	-	12,293,002	-
Total Notes	12,293,002	-	12,293,002	-
Derivatives
Options	763,500	763,500	-	-
Total Derivatives	763,500	763,500	-	-
Other
Short-Term Investments	5,327,723	5,327,723	-	-
Total Other	5,327,723	5,327,723	-	-
Total Assets	$ 256,060,334	$ 243,767,332	$ 12,293,002	$ -
Liabilities Securities Sold Short
Exchange Traded Note	$ 9,552,000	$ 9,552,000	$ -	$ -
Total	$ 246,508,334	$ 234,215,332	$ 12,293,002	$ -

(a)	All other industry classifications are identified in the Schedule of Investments.

Derivative Financial Instruments
The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund occasionally engages in equity option trading as a source of protection against a broad market decline. During the period ended August 31, 2010, the Fund purchased 71,500 S&P Depository Receipts (“SPDR”) Trust Series 1 equity option put contracts with various exercise prices.  The Fund sold 65,500 of these option contracts for a total realized loss of $2,437,561.  Of the remaining contracts, 3,000 contracts expired for a total realized loss of $364,182.  These realized losses would be included in net realized gain on investments in the Statement of Operations.

On August 31, 2010 the Fund held 3,000 SPDR Trust Series 1 equity option put contracts at fair value of $763,500. All of the contracts held had an exercise price of $104.00.  These equity option put contracts would be included in investments at fair value in the Statement of Assets and Liabilities. The unrealized appreciation of $2,044 on these equity option put contracts would be included in the net change in unrealized appreciation of investments in the Statement of Operations.

During the period ended August 31, 2010, the Fund wrote 53,600 SPDR Trust Series 1 short option put contracts with various exercise prices and covered 53,600 of these option contracts for a total realized gain of $946,710.  This realized loss would be included in net realized gain on investments in the Statement of Operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)    /s/ Jerry V. Swank
Jerry V. Swank, President

Date       10/27/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Jerry V. Swank
Jerry V. Swank, President

Date       10/27/2010

By (Signature and Title)    /s/ John H. Alban
John H. Alban, Treasurer

Date       10/27/2010